Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of income taxes [Abstract]
Schedule of Components of Income Taxes
Components of the Income Taxes

	For the Year Ended December 31
	2017	2016	2015
	$ thousands
Current taxes on income
In respect of current year*	64,291	1,687	25
In respect of prior years	44	92	(294)
Deferred tax income
Creation and reversal of temporary differences	8,474	473	9,312
Total taxes on income	72,809	2,252	9,043

No previously unrecognized tax benefits were used in 2015, 2016 or 2017 to reduce our current tax expense.

*
Current taxes on income for the current year includes $61 million taxes payable in connection with a planned restructuring to simplify the holding structure of some of the companies remaining in the Kenon group subsequent to the Inkia transaction. As a result of this restructuring (which was substantially completed in January 2018), Kenon will hold its interest in OPC directly. Kenon does not expect any further tax liability in relation to any future sales of its interest in OPC.

Schedule of Reconciliation between Theoretical Tax Expense (Benefit) on Pre-tax Income (Loss) and Actual Income Tax Expenses
Reconciliation between the theoretical tax expense (benefit) on the pre-tax income (loss) and the actual income tax expenses

	For the Year Ended December 31
	2017	2016	2015
	$ thousands
(Loss)/profit from continuing operations before income taxes	(135,636)	(426,900)	32,154
Statutory tax rate	17.00%	17.00%	17.00%
Tax computed at the statutory tax rate	(23,058)	(72,573)	5,466

Increase (decrease) in tax in respect of:
Elimination of tax calculated in respect of the Group’s share in losses of associated companies	20,924	31,651	18,880
Income subject to tax at a different tax rate	63,446	(2,548)	7,218
Non-deductible expenses	12,850	41,960	3,944
Exempt income	(7,006)	-	(35,651)
Taxes in respect of prior years	44	92	(294)
Impact of change in tax rate	-	-	-
Changes in temporary differences in respect of which deferred taxes are not recognized	4,285	1,419	580
Tax losses and other tax benefits for the period regarding which deferred taxes were not recorded	350	2,449	8,335
Differences between the measurement base of income reported for tax purposes and the income reported in the financial statements	13	-	(419)
Other differences	961	(198)	984
Taxes on income included in the statement of profit and loss	72,809	2,252	9,043

Schedule of Deferred Tax Assets and Liabilities Recognized
The deferred tax assets and liabilities are derived from the following items:

	Property plant and equipment	Employee benefits	Carryforward of losses and deductions for tax purposes	Other*	Total
	$ thousands
Balance of deferred tax asset (liability) as at January 1, 2016	(123,968)	601	61,943	(73,966)	(135,390)
Changes recorded on the statement of profit and loss	(48,212)	286	28,014	1,741	(18,171)
Changes recorded to equity reserve	—	61	—	(5,249)	(5,188)
Translation differences	(1,495)	15	398	791	(291)
Impact of change in tax rate	7,638	—	(5,620)	(8,875)	(6,857)
Changes in respect of business combinations	(41,456)	748	—	6,355	(34,353)
Balance of deferred tax asset (liability) as at December 31, 2016	(207,493)	1,711	84,735	(79,203)	(200,250)
Changes recorded on the statement of profit and loss	(13,940)	(1,097)	(13,919)	15,845	(13,111)
Changes recorded to equity reserve	-	882	-	(7,024)	(6,142)
Translation differences	(10,046)	24	4,397	1,253	(4,372)
Impact of change in tax rate	575	-	-	-	575
Sale of subsidiaries	140,736	(1,520)	(39,764)	71,095	170,547
Balance of deferred tax asset (liability) as at December 31, 2017	(90,168)	-	35,449	1,966	(52,753)

*	This amount includes deferred tax arising from derivative instruments, intangibles, undistributed profits, non-monetary items and trade receivables distribution.

Schedule of Deferred Taxes Presented in Statements of Financial Position
The deferred taxes are presented in the statements of financial position as follows:

	As at December 31
	2017	2016
	$ thousands
As part of non-current assets	-	25,104
As part of non-current liabilities	(52,753)	(225,354)
	(52,753)	(200,250)